SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Concentration of credit risk
Advances to suppliers	$ 182,146	$ 47,978
Supplier A
Concentration of credit risk
Advances to suppliers	$ 43,821